Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Intangible assets, net

Note 11. Intangible assets, net

The changes in the carrying amount of goodwill and intangible assets for the years ended December 31, 2024, 2023, and 2022 were as follows:

	December 31, 2024
	Technology software	Brands	Customer relationships	Non-competition agreements	Goodwill	Total
Cost:
Balance as of January 1, 2024	60,394	80,256	35,574	5,957	204,099	386,280
Additions by internal development	14,231	-	-	-	-	14,231
Impairment of goodwill	-	-	-	-	(18,341)	(18,341)
Balance as of December 31, 2024	74,625	80,256	35,574	5,957	185,758	382,170
Accumulated Amortization:
Balance as of January 1, 2024	(22,643)	(9,141)	(9,844)	(3,492)	-	(45,120)
Amortization for the period	(9,376)	(3,294)	(3,796)	(1,209)	-	(17,675)
Balance as of December 31, 2024	(32,019)	(12,435)	(13,640)	(4,701)	-	(62,795)
Intangible assets, net as of December 31, 2024	42,606	67,821	21,934	1,256	185,758	319,375
Amortization period (in years)	5-10	22-25	3-17	5-6	Indefinite

	December 31, 2023
	Technology software	Brands	Customer relationships	Non-competition agreements	Goodwill	Total
Cost:
Balance as of January 1, 2023	49,165	78,321	33,889	5,957	199,512	366,844
Additions by acquisition	2,581	1,935	1,685	-	15,960	22,161
Additions by internal development	8,648	-	-	-	-	8,648
Impairment of goodwill	-	-	-	-	(11,373)	(11,373)
Balance as of December 31, 2023	60,394	80,256	35,574	5,957	204,099	386,280
Accumulated Amortization:
Balance as of January 1, 2023	(14,203)	(5,847)	(6,048)	(2,283)		(28,381)
Amortization for the period	(8,440)	(3,294)	(3,796)	(1,209)	-	(16,739)
Balance as of December 31, 2023	(22,643)	(9,141)	(9,844)	(3,492)	-	(45,120)
Intangible assets, net as of December 31, 2023	37,751	71,115	25,730	2,465	204,099	341,160

	December 31, 2022
	Technology software	Brands	Customer relationships	Non-competition agreements	Goodwill	Total
Cost:
Balance as of January 1, 2022	46,173	78,321	33,889	5,957	286,409	450,749
Additions by internal development	2,992	-	-	-	-	2,992
Impairment	-	-	-	-	(86,897)	(86,897)
Balance as of December 31, 2022	49,165	78,321	33,889	5,957	199,512	366,844
Accumulated Amortization:
Balance as of January 1, 2022	(6,435)	(2,652)	(2,796)	(1,074)	-	(12,957)
Amortization for the period	(7,768)	(3,195)	(3,252)	(1,209)	-	(15,424)
Balance as of December 31, 2022	(14,203)	(5,847)	(6,048)	(2,283)	-	(28,381)
Intangible assets, net as of December 31, 2022	34,962	72,474	27,841	3,674	199,512	338,463

Amortization of intangible assets with definite useful lives is based on estimates of their useful lives. Intangible assets were recognized as a result of the business combinations detailed in note 5. The recognized values and useful lives of the identifiable intangible assets generated as a result of the business combinations were based on the purchase price accounting valuations completed by independent external specialists. Each subsidiary was evaluated separately upon their acquisition date. In the years ended December 31, 2024, 2023, and 2022, there were no changes in the expected useful lives of these assets.

Impairment testing of intangible assets with definite useful lives

Intangible assets with definite useful lives were allocated to CGUs, which were subject to annual impairment testing, and no provision for impairment was required.

Impairment testing of goodwill

Goodwill acquired as a result of a business combination is allocated to each of the CGUs for impairment testing purposes. Each subsidiary acquired represents a separate CGU. The recoverable amount of each CGU is determined based on the value-in-use approach. The recoverable amount under the value-in-use approach was greater than the fair value less selling expenses approach at the time of the impairment test. The assumptions with the most relevant impact used in the calculation of the value in use are:

●	Cash flow projections, with information related to sales growth, costs, expenses, fixed investments and working capital investments are based on annual projections prepared by each CGU and approved by Management.

●	Discount rate: The discount rate represents the risk assessment in the current market. The calculation of the discount rate is based on specific circumstances of the CGU tested and is derived from the weighted average capital costs of the CGU tested.

●	Growth in perpetuity: The estimate is based mainly on the: (i) historical performance of the CGU, (ii) expectation of organic growth by sector of operation; and (iii) expectation of inflation and economic growth based on projections released by the Central Bank of Brazil, which is the principal monetary authority of the country.

Projection periods of five years were considered for the Group´s CGU, with a 3% growth in perpetuity, which corresponds to the projected long-term inflation rate.

Cash flows were discounted to present value through the application of the rate determined by the Weighted Average Capital Cost (“WACC”), which was calculated using the Capital Asset Pricing Model (“CAPM”) method, also considering several components of financing, debt and equity used by the Group to finance its activities. The discount rates utilized for each CGU ranged from 12.54% to 20.91%.

As a result of these evaluations, the Company verified that the estimated value in use of the subsidiary was less than its carrying value indicating that the assets have suffered an impairment. The Company recorded an impairment totaling R$86.9 million related to the goodwill recorded on Datahub R$1.8 million and Leadlovers R$85.1 million as of December 31, 2022.

The impairment related to CGU Leadlovers was material as of December 31, 2022. The Company conducted the impairment test on December 31, 2022, and considered, among other factors, the country’s economic momentum and the historical results of the CGU. The methodology used to determine the recoverable value was the greater of value in use or fair value less costs to sell. The cash flow projected for each CGU is considered a discount rate using the weighted average cost of capital (WACC), after income taxes applied to cash flow projections of 14.3% as of December 31, 2022 (the nominal rate). The carrying value for Leadlovers was valued at R$120.9 million and the recoverable amount at R$35.8 million as of December 31, 2022, indicating an impairment. As a result of this analysis, the Company recorded the impairment loss for goodwill constituted as a result of the analysis in an amount of R$81.2 million in the Group The impairment loss has been included within the impairment of the goodwill financial statement line in the consolidated statement of loss. The main impact to the 2022 financial results of Leadlovers that resulted in an impairment loss was the net present value of projected periods and the present value in perpetuity as the 2022. The Leadlover’s free cash flow as of December 31, 2022, valued at R$3.6 million. The cash flow of the reporting period indicated an increase in the net loss of the Company and a negative operating cash flow result as of 2022. Leadlovers experienced decreased sales demands during 2022 without a cut in fixed costs which impacted the net profit and therefore impacted the value in use of the Company.

As of December 31, 2023, the Company recorded impairment totaling R$11.4 million related to the goodwill recorded on Datahub. The carrying value for Datahub was valued at R$42.7 million and the recoverable amount at R$31.3 million as of December 31, 2023, indicating an impairment.

The Company evaluated each CGU for impairment as of December 31, 2024, and identified two CGUs with indicators of impairment due to their carrying values being greater than their recovery values; Datahub and Onclick. The carrying values of Datahub and OnClick as of December 31, 2024, were R$34.7 million and R$43.1 million, respectively, compared to their recoverable values as of December 31, 2024, of R$17.8 million and R$41.7 million, respectively. The Company recorded impairment totaling R$18.3 million, writing down the carrying value of Datahub by R$16.9 million and OnClick by R$1.4 million.

Management believes any reasonably possible change in the key assumptions on which recoverable amounts are based would not cause its CGUs’ carrying amounts to exceed its recoverable amounts. Though Management believes its judgments, assumptions and estimates are appropriate, actual results may differ from such estimates under different assumptions, macroeconomic and market conditions.